Long-Term Debt Guarantors	12 Months Ended
Dec. 31, 2023
Long Term Debt Guarantor Disclosure [Abstract]
Long-Term Debt Guarantors

NOTE 25. LONG-TERM DEBT GUARANTORS

Precision Drilling Corporation (Parent) issued registered unsecured senior notes in 2017 and 2021 which are fully and unconditionally guaranteed by certain U.S. and Canadian subsidiaries (Guarantor Subsidiaries) that also guaranteed the Senior Credit Facility. These Guarantor Subsidiaries are directly or indirectly wholly owned by the Parent. The following is a description of the terms and conditions of the guarantees with respect to the unsecured senior notes for which Precision is the Parent issuer and Guarantor Subsidiaries (Obligor Group) and provides a full and unconditional guarantee.

As at December 31, 2023, Precision had $892 million principal amount of unsecured senior notes outstanding, $362 million due in 2026 and $530 million due in 2029, all of which is guaranteed by the Guarantor Subsidiaries.

The Guarantor Subsidiaries jointly and severally, fully, unconditionally, and irrevocably guarantees the payment of the principal and interest on the unsecured senior notes when they become due, whether at maturity or otherwise. The guarantee is unsecured and ranks senior with all of the Guarantor Subsidiaries’ other unsecured obligations.

The Guarantor Subsidiaries will be released and relieved of their obligations under the guarantees after the obligations to the holders are satisfied in accordance with the applicable indentures.

Summarized Financial Information

The following tables include summarized financial information for the Obligor Group on a combined basis after the elimination of (i) intercompany transactions and balances within the Obligor Group; (ii) equity in earnings from investments in the non-guarantor subsidiaries; and (iii) intercompany dividend income.

Statements of Net Earnings (Loss)

	Parent and Guarantor Subsidiaries
	2023	2022
Revenue	$1,784,797	$1,474,824
Expenses	1,206,180	1,196,168
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	578,617	278,656
Net earnings (loss)	276,931	(25,780)

Statements of Financial Position

	Parent and Guarantor Subsidiaries
	2023	2022
Assets
Current assets	$363,987	$378,740
Property, plant and equipment	2,008,758	1,959,329
Other non-current assets	138,121	97,691

	Parent and Guarantor Subsidiaries
	2023	2022
Liabilities
Current liabilities	$283,242	$365,025
Long-term debt	905,811	1,085,970
Other non-current liabilities	161,134	144,477

Excluded from the statements of net earnings (loss) and statements of financial position above are the following intercompany transactions and balances that the Obligor Group had with the non-guarantor subsidiaries:

	Parent and Guarantor Subsidiaries
	2023	2022
Assets
Accounts receivable, intercompany	$53,939	$52,649
Short-term advances to affiliates	62,519	11,753

	Parent and Guarantor Subsidiaries
	2023	2022
Liabilities
Accounts payable and accrued liabilities, intercompany	$206,340	$41,202
Long-term advances from affiliates	170,316	183,330